Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenue	$ 47,518	$ 37,594	$ 53,587	$ 43,570	$ 36,688
Cost of revenue	12,971	10,707	14,749	12,248	12,164
Gross profit	34,547	26,887	38,838	31,322	24,524
Operating expenses:
Sales and marketing	26,398	18,165	24,326	19,106	14,867
Research and development	8,882	7,533	10,109	8,842	8,416
General and administrative	8,641	5,862	8,252	6,551	6,111
Total operating expenses	43,921	31,560	42,687	34,499	29,394
Loss from operations	(9,374)	(4,673)	(3,849)	(3,177)	(4,870)
Other (expense) income:
Interest expense, net	(2,606)	(828)	(1,185)	(642)	(486)
Other income, net	17	25	31	6	744
Total other (expense) income	(2,589)	(803)	(1,154)	(636)	258
Loss before income taxes	(11,963)	(5,476)	(5,003)	(3,813)	(4,612)
Income tax expense (benefit)	56	83	(70)	51	112
Net loss	$ (12,019)	$ (5,559)	$ (4,933)	$ (3,864)	$ (4,724)
Net loss per share:
Basic and diluted (in dollars per share)	$ (1.13)	$ (4.81)	$ (4.23)	$ (3.45)	$ (4.77)
Weighted average common shares outstanding:
Basic and diluted (in shares)	10,652,921	1,155,106	1,164,942	1,120,902	989,780